Stock Options, Restricted Stock Incentive, And Dividend Revinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	8,782,972
Compensation cost included in income from continuing operations for stock option and restricted stock plans	$ 11,351,000	$ 16,144,000	$ 16,201,000
Total income tax benefits recognized in income statements	4,400,000	6,200,000	6,200,000
Stock options granted	592,551	866,742	1,248,685	0	0
Weighted average fair value of stock option at grant date	$ 3.5	$ 3.21	$ 3.8
Duration of performance evaluation	3 years
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	3 years
Duration of performance evaluation	3 years	3 years	3 years
Market Condition Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	5 years
Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P7Y
Vesting Period	4 years
Intrinsic value of options exercised	400,000
Parent Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost included in income from continuing operations for stock option and restricted stock plans	11,351,000	16,144,000	16,201,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	8,576,003
Total grant date fair value of shares vested	15,500,000	13,800,000	12,100,000
Restricted Stock [Member] | Director Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted to non-employee director, prior to 2007	8,930
Employee Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	1,800,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 6 months
Restricted Stock Units RSU [Member] | Director Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Value of annual equity awards to non-employee directors	45,000	45,000
Stock Options Included In Deferral Program Granted Prior To January Two Two Thousand Four [Member] | Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P20Y
Stock Options Included In Deferral Program Granted After January Two Two Thousand Four [Member] | Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P10Y
Nonvested Restricted Stock Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	14,200,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 5 months
2010 Units | Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amount of restricted stock or units to vest	25.00%	25.00%
Percentage of performance conditions achieved	50.00%
Amount Of Restricted Stock Or Units Forfeited	50.00%
2011 Units | Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of performance conditions achieved	87.50%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	10,000
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25